Average Annual Total Returns - FidelityMacroOpportunitiesRiskParityFunds-AMCIZComboPRO - FidelityMacroOpportunitiesRiskParityFunds-AMCIZComboPRO - Fidelity Risk Parity Fund	Mar. 30, 2024
Fidelity Advisor Risk Parity Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	4.13%
Since Inception	0.61%	[1]
Fidelity Advisor Risk Parity Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	6.42%
Since Inception	2.57%	[2]
Fidelity Advisor Risk Parity Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	8.46%
Since Inception	3.58%	[3]
Fidelity Advisor Risk Parity Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	8.51%
Since Inception	3.61%	[4]
Fidelity Advisor Risk Parity Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	1.96%
Since Inception	(0.72%)	[5]
Fidelity Advisor Risk Parity Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	0.65%
Since Inception	(3.26%)	[5]
Fidelity Advisor Risk Parity Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	1.26%
Since Inception	(1.59%)	[5]
MS159
Average Annual Return:
Past 1 year	22.65%
Since Inception	15.14%
IXWWB
Average Annual Return:
Past 1 year	15.37%
Since Inception	9.46%
IXW5I
Average Annual Return:
Past 1 year	9.89%
Since Inception	4.57%

[1]	B From July 7, 2022 .
[2]	C From July 7, 2022 .
[3]	D From July 7, 2022 .
[4]	E From July 7, 2022 .
[5]	A From July 7, 2022 .